Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2016
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income

NOTE 3. OTHER COMPREHENSIVE INCOME

Changes in the balances of each component included in accumulated OCI are presented below. All amounts are net of tax and exclude noncontrolling interest.

Following our 2015 acquisitions of DIRECTV and wireless businesses in Mexico, we have additional foreign operations that are exposed to fluctuations in the exchange rates used to convert operations, assets and liabilities into U.S. dollars. Since the dates of acquisition, when compared to the U.S. dollar, the Brazilian real exchange rate has appreciated 17.9%, the Argentine peso exchange rate has depreciated 22.8% and Mexican peso exchange rate has depreciated 20.5%.

	Foreign Currency Translation Adjustment		Net Unrealized Gains (Losses) on Available-for-Sale Securities		Net Unrealized Gains (Losses) on Cash Flow Hedges		Defined Benefit Postretirement Plans		Accumulated Other Comprehensive Income
Balance as of December 31, 2013	$(367)		$450		$445		$7,352		$7,880
Other comprehensive income (loss) before reclassifications	(75)		65		260		428		678
Amounts reclassified from accumulated OCI	416	[1]	(16)	[1]	36	[2]	(933)	[3]	(497)
Net other comprehensive income (loss)	341		49		296		(505)		181
Balance as of December 31, 2014	(26)		499		741		6,847		8,061
Other comprehensive income (loss) before reclassifications	(1,172)		-		(763)		45		(1,890)
Amounts reclassified from accumulated OCI	-	[1]	(15)	[1]	38	[2]	(860)	[3]	(837)
Net other comprehensive income (loss)	(1,172)		(15)		(725)		(815)		(2,727)
Balance as of December 31, 2015	(1,198)		484		16		6,032		5,334
Other comprehensive income (loss) before reclassifications	(797)		58		690		497		448
Amounts reclassified from accumulated OCI	-	[1]	(1)	[1]	38	[2]	(858)	[3]	(821)
Net other comprehensive income (loss)	(797)		57		728		(361)		(373)
Balance as of December 31, 2016	$(1,995)		$541		$744		$5,671		$4,961
[1]	(Gains) losses are included in Other income (expense) - net in the consolidated statements of income.
[2]	(Gains) losses are included in interest expense in the consolidated statements of income. See Note 10 for additional information.
[3]	The amortization of prior service credits associated with postretirement benefits, net of amounts capitalized as part of construction labor, are included in Cost of services and sales and Selling, general and administrative in the consolidated statements of income
(see Note 12).